Risk management - Spain Real Estate Business (Details) - Spain - Real estate operations in Spain - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in property loans
Financial assets at end of period	€ 6,472
Construction and property development
Changes in property loans
Financial assets at beginning of period	5,515	€ 7,388	€ 9,349
Foreclosed assets	(27)	(28)	(62)
Banco Popular (Perimeter)	2,934
Reductions	(1,620)	(1,415)	(1,481)
Written-off assets	(330)	(430)	(418)
Financial assets at end of period	€ 6,472	€ 5,515	€ 7,388